Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Common shares	Preferred shares	Special Shares	Additional Paid in Capital	Accumulated Other Comprehensive Loss	Deficit	Total
Balance at Dec. 31, 2019	$ 79,824	$ 550		$ 35,257	$ (1,216)	$ (106,227)	$ 8,188
Balance (in Shares) at Dec. 31, 2019	163,331,904
Exercise of stock options (Note 6)	$ 1,790			(871)			919
Exercise of stock options (Note 6) (in shares)	2,605,189
Common shares to be issued for exploration and evaluation expenses (Note 6)				12,879			12,879
Private placements (net of financing costs) (in shares)	6,553,409
Common shares issued for acquisition of Tonga Offshore Minerals Limited (Note 7)	$ 28,000						28,000
Common shares issued for acquisition of Tonga Offshore Minerals Limited (Note 7) (in shares)	9,005,595
Share-based compensation (Note 16)	$ (397)			4,493			4,096
Common shares issued for services	$ 24,866			(6,411)			18,455
Common shares issued for services (in shares)	7,997,496
Net equity from Business Combination (Note 6)	$ 28,000						28,000
Net equity from Business Combination (Note 6) (in shares)	9,005,595
Loss for the period						(56,631)	(56,631)
Balance at Dec. 31, 2020	$ 154,431	$ 550		45,347	(1,216)	(162,858)	36,254
Balance (in Shares) at Dec. 31, 2020	189,493,593	550,000
Exercise of stock options (Note 6)	$ 2,542			(1,172)			1,370
Exercise of stock options (Note 6) (in shares)	2,148,990
Common shares to be issued for exploration and evaluation expenses (Note 6) (in shares)	4,245,031
Common shares to be issued for exploration and evaluation expenses (Note 6)	$ 25,664			(12,879)			12,785
Conversion of debentures	$ 500						500
Conversion of debentures (in shares)	57,894
Share-based compensation (Note 6)				30,425			30,425
Common shares to be issued for stock options exercise				7			7
Loss for the period						(55,710)	(55,710)	[1]
Balance at Mar. 31, 2021	$ 183,137	$ 550	$ 0	61,728	(1,216)	(218,568)	25,631
Balance (in Shares) at Mar. 31, 2021	195,945,508
Balance at Dec. 31, 2020	$ 154,431	$ 550		45,347	(1,216)	(162,858)	36,254
Balance (in Shares) at Dec. 31, 2020	189,493,593	550,000
Exercise of stock options (Note 6)	$ 14,297			$ (10,061)			4,236
Exercise of stock options (Note 6) (in shares)	6,312,756
Conversion of restricted share units, net of shares withheld for taxes (Note 6) (shares)	173,216			(399,000)
Conversion of restricted share units, net of shares withheld for taxes (Note 6)	$ 399
Common shares to be issued for exploration and evaluation expenses (Note 6) (in shares)	4,245,031
Common shares to be issued for exploration and evaluation expenses (Note 6)	$ 25,664			$ (12,879)			12,785
Conversion of debentures	$ 27,003						27,003
Conversion of debentures (in shares)	3,126,567
Share-based compensation (Note 6)				60,565			60,565
Common shares issued for acquisition of Tonga Offshore Minerals Limited (Note 7)	$ 72,411			19,500			91,911
Common shares issued for acquisition of Tonga Offshore Minerals Limited (Note 7) (in shares)	21,384,296
Common shares issued for services	$ 1,296						1,296
Common shares issued for services (in shares)	187,575
Net equity from Business Combination (Note 6)	$ 72,411			19,500			91,911
Net equity from Business Combination (Note 6) (in shares)	21,384,296
Conversion of preferred shares to common shares	$ 550	$ (550)
Conversion of preferred shares to common shares (in shares)	509,459
Loss for the period						(141,299)	(141,299)
Balance at Dec. 31, 2021	$ 296,051	$ 0	$ 0	102,073	(1,216)	(304,157)	92,751
Balance (in Shares) at Dec. 31, 2021	225,432,493
Conversion of restricted share units, net of shares withheld for taxes (Note 6) (shares)	1,348,350
Conversion of restricted share units, net of shares withheld for taxes (Note 6)	$ 2,212			(2,290)			(78)
Expenses to be settled in share-based payments				45			45
Share-based compensation (Note 6)				8,124			8,124
Loss for the period						(21,117)	(21,117)
Balance at Mar. 31, 2022	$ 298,263			$ 107,952	$ (1,216)	$ (325,274)	$ 79,725
Balance (in Shares) at Mar. 31, 2022	226,780,843

[1]	The condensed consolidated statements of loss and comprehensive loss for the three months ended March 31, 2021 was restated. Refer to the Company’s Quarterly Report on Form 10-Q for the quarter ended September 30, 2021 filed with the Securities and Exchange Commission on November 15, 2021.